PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 55,751	$ 8,544	¥ 11,919	¥ 4,043